Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	120,399,731	97,785,107	92,682,632
Common stock, shares outstanding	120,399,731	97,785,107	92,682,632